Long-term debt - Schedule of Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Debt Disclosure [Abstract]
Long-term debt	$ 65,046	$ 65,746	$ 128,814	$ 127,832
Commercial paper, credit facility draws and related fees	27,714	5,466	52,139	9,051
Accretion of fair value adjustments	(824)	(4,471)	(4,223)	(9,014)
Capitalized interest and AFUDC capitalized on regulated property	(4,420)	(906)	(8,304)	(2,136)
Other	2,147	(1,262)	3,155	(3,217)
Interest expense	$ 89,663	$ 64,573	$ 171,581	$ 122,516